Note 8 - Goodwill and Other Intangible Assets - Carrying Amount of Goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Goodwill	¥ 6,202,754	¥ 6,289,891	¥ 6,289,891
Accumulated impairment losses	(120,282)	(120,282)	(120,282)
GOODWILL (Note 8)	6,082,472	6,169,609	6,169,609
Acquisition
Impairment losses	0	0	0
Sale	(87,137)
Network Service and Systems Integration Business [Member]
Goodwill	5,967,203	6,054,340	6,054,340
Accumulated impairment losses	(120,282)	(120,282)	(120,282)
GOODWILL (Note 8)	5,846,921	5,934,058	5,934,058
Acquisition
Impairment losses
Sale	(87,137)
ATM Operation Business [Member]
Goodwill	235,551	235,551	235,551
Accumulated impairment losses
GOODWILL (Note 8)	235,551	235,551	235,551
Acquisition
Impairment losses
Sale